Investment Objectives and Goals	Oct. 31, 2025
MFS Commodity Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Commodity Strategy Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.
MFS Global Alternative Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Global Alternative Strategy Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return.